Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP Total
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
A summary of the Master Trust’s net assets and the Plans’ interest in the Master Trust balances as of December 31, 2025 and 2024, was as follows:

	2025
	Harley-Davidson SSP (Plan No. 002)	Harley-Davidson WHSP (Plan No. 005)	Harley-Davidson YSP (Plan No. 008)	Total Master Trust Balances
Investments at fair value:
Common collective trust funds	$825,459,464	$139,835,960	$82,427,774	$1,047,723,198
Mutual funds	90,871,352	10,935,303	5,698,241	107,504,896
Brokerage accounts	63,077,419	21,562,043	5,749,201	90,388,663
Money market fund	36,120,482	13,700,681	4,879,850	54,701,013
Harley-Davidson, Inc. Common Stock Fund	20,010,258	4,057,651	2,634,274	26,702,183
Investment in Harley-Davidson Retirement Savings Master Trust	$1,035,538,975	$190,091,638	$101,389,340	$1,327,019,953

	2024
	Harley-Davidson SSP (Plan No. 002)	Harley-Davidson WHSP (Plan No. 005)	Harley-Davidson YSP (Plan No. 008)	Total Master Trust Balances
Investments at fair value:
Common collective trust funds	$736,308,918	$129,415,376	$75,568,423	$941,292,717
Mutual funds	91,985,417	11,921,899	6,162,095	110,069,411
Brokerage accounts	56,367,323	18,126,246	4,906,899	79,400,468
Money market fund	35,984,488	14,806,636	5,156,921	55,948,045
Harley-Davidson, Inc. Common Stock Fund	31,135,147	6,809,717	4,258,238	42,203,102
Investment in Harley-Davidson Retirement Savings Master Trust	$951,781,293	$181,079,874	$96,052,576	$1,228,913,743

Investment income and losses have been allocated among the Plans based on the respective participants’ interest, adjusted for other income and losses. Investment income generated by the investments of the Master Trust for the years ended December 31, 2025 and 2024, was as follows:

	2025	2024
Interest and dividend income	$13,761,195	$10,629,836
Net appreciation in fair value of investments	166,774,621	159,443,379
Investment income of the Master Trust	180,535,816	170,073,215
The net assets of the Harley-Davidson, Inc. Common Stock Fund consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Harley-Davidson, Inc. common stock	$26,379,359	$41,686,813
Money market fund	301,114	496,200
Other receivable	21,710	20,089
Net assets of the Harley-Davidson, Inc. Common Stock Fund	$26,702,183	$42,203,102